COMMON STOCK, STOCK OPTIONS AND WARRANTS (Tables)	12 Months Ended
Sep. 30, 2015
Common Stock Stock Options And Warrants Tables
Schedule of fair value stock option grants

The following assumptions were used in determining the fair value of stock option grants:

	Year Ended September 30, 2015	Nine Months Ended September 30, 2014
Risk-free interest rate	1.37 – 1.52%	1.83%
Expected dividend yield	0%	0%
Expected term	2.5 – 6 years	5 – 6 years
Forfeiture rate	0	0
Expected volatility	53 – 58%	54%

Schedule of stock option activity

A summary of option activity under the 2014 Plan is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2014	—	$—
Granted	3,300,000	0.45
Exercised	—	—
Forfeited or expired	—	—
Outstanding at September 30, 2014	3,300,000	0.45	9.96 years	$495,000
Granted	600,000	0.60
Exercised	—	—
Forfeited or expired	—	—
Outstanding at September 30, 2015	3,900,000	$0.47	8.94 years	$297,000
Exercisable at September 30, 2015	2,090,000	$0.47	8.81 years	$162,000

Schedule of Warrants

The Company has reserved 8,797,130 shares of common stock for the exercise of outstanding warrants. The following table summarizes the warrants outstanding at September 30, 2015:

	Exercise price	Number		Expiration Date
Investor Warrants	$0.60	3,400,067		September 12, 2019
Placement Agent Unit Warrants	0.60	680,013		September 12, 2019
Warrants underlying Placement Agent Unit Warrants	0.60	680,013		September 12, 2019
Placement Agent Share Warrants	0.60	1,000,000		September 12, 2019
Investor Warrants	0.60	500,000	(1)	March 19, 2020
Investor Warrants	0.60	583,334	(1)	April 22, 2020
Investor Warrants	0.60	258,333	(1)	April 30, 2020
Investor Warrants	0.60	333,334	(1)	June 10, 2020
Investor Warrants	0.60	100,000	(1)	June 22, 2020
Investor Warrants	0.60	370,370	(1)	June 26, 2020
Investor Warrants	0.60	208,333	(1)	July 2, 2020
Investor Warrants	0.60	100,000	(1)	July 7, 2020
Investor Warrants	0.60	333,333	(1)	July 15, 2020
Investor Warrants	0.60	250,000	(1)	September 14, 2020
		8,797,130